Note 9 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Property Plant And Equipment [Table Text Block]
	December 31
	2020	2019
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	19,659	19,350
Furniture and fixtures	734	705
Leasehold improvements	2,335	2,541
Transportation equipment	784	655
Property leased to others	4,466	4,242
ROU assets	4,156	3,699
	40,710	39,768

Accumulated depreciation
Buildings	2,228	2,088
Equipment	16,724	17,387
Furniture and fixtures	668	633
Leasehold improvements	1,936	2,117
Transportation equipment	538	565
Property leased to others	621	530
ROU assets	1,244	957
	23,959	24,277

Equipment pending for inspection	515	60

Total	$17,266	$15,551